Net Income (Loss) per Common Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net Income (Loss) per Common Share
Description	Three Months ended March 31, 2020	Three Months ended March 31, 2019

Options	315,938	—
Warrants	1,067,486	1,089,134
Convertible debentures	1,106,250	2,636,149
	2,489,674	3,725,283

Description	Year ended December 31, 2019	Year ended December 31, 2018

Options	315,938	—
Warrants	1,089,474	1,089,474
Convertible debentures	1,246,551	2,856,764
	2,651,963	3,946,238